May 11, 1998



Dear Fellow Shareholders:

     I am pleased to provide you with the semiannual report for the Heritage Income-Growth Trust (the "Fund") for the six-month period ended March 31, 1998. During this period your Fund continued to participate in the gains of a very bullish stock market while providing reduced volatility relative to the overall market. For the semiannual period, your Fund's class A shares and class C shares registered gains of +11.53% and +11.14%, respectively.* Your Fund introduced class B shares on January 2, 1998. These shares appreciated by 7.30% from January 2 through March 31, 1998.* As a reminder, your Fund is designed to participate in the long-term gains of the stock market while smoothing out some of the short term volatility of investing in stocks. Thus, it should not be surprising that your Fund lagged the 17.22% return of the Standard & Poor's 500 Index for the semiannual period. By most measures, your Fund provides only about two-thirds of the volatility of the overall stock market.

     In the letter that follows, Lou Kirschbaum and David Blount, the portfolio managers for your Fund, expand on the Fund's recent performance and share their thoughts on the outlook for your Fund's portfolio. I hope you find their comments instructive in understanding how your Fund's investment portfolio is managed.

     Continuing with our approach of consolidating many of our shareholder documents, the prospectuses for all of our Heritage equity funds are combined into one document. We hope you find these changes to be positive. Please let us know what you think by calling us at 800-709-3863.

     On behalf of all of us at Heritage, thank you for your continuing investments with us. We look forward to helping to serve your investment needs for years to come.


                                        Sincerely,


                                        /s/ STEPHEN G. HILL
                                        -------------------
                                        Stephen G. Hill
                                        President








------------
 * These returns are calculated without the imposition of either front- or back-end sales charges.

                                                                   May 18, 1998


Dear Fellow Shareholders:

     In past letters to you we have repeatedly noted that our policy in managing the Heritage Income-Growth Trust (the "Fund") is to maintain as low a portfolio Beta (i.e., relative market volatility) as possible, while participating as much as possible in the stock market's long-term gains. The Fund's performance over the past six months demonstrated the efficacy of this defensive approach.

     This was sharply apparent in the last quarter of calendar 1997. Actions taken earlier in the year to increase the Fund's defensive stance bore fruit during this period, as financial markets in the U.S and nearly everywhere else reacted to the economic turmoil in the Far East. The ensuing panic set off a flight to quality. This, in turn, lifted many of the Fund's holdings, particularly the utilities and financial stocks. Real Estate Investment Trusts ("REITs"), perked up late last year as well, partly driven by an urge among investors to "domesticize" their portfolios.

     Market sentiment shifted dramatically in the first calendar quarter of 1998, as it became clear that the Asian crisis hadn't knocked the world off its axis. The upshot: Investors became willing to look beyond decelerating corporate profit growth, presumably to better results expected later in the year. Our Fund trailed the market averages, as it usually does during such straight-ahead surges.

     The same defensive investment sectors that played a critical role in the Fund's sterling December quarter performance -- most notably the utilities and REITs -- have held us back in the early going in the new year. Time will tell whether the Fund's more defensive elements will come into play again later this year -- we think there's a good probability that they will, but it's hard to predict when.

     A note on REITs, which at 12% continue to comprise the largest single industry sector in the Fund's portfolio: These stocks seem to perform best when the market is under pressure (as they did last fall). They typically lag early in the year, for two reasons: First, portfolio managers seem to invest more aggressively early in the year, which leaves a defensive group like REITs on the sidelines; second, REITs thrive on new equity capital, and Wall Street's capital raising apparatus pretty much shuts down between Thanksgiving and the New Year. The first quarter often brings a flood of equity financing, which disturbs the supply/demand equilibrium in the REIT group early in the year. Importantly, though, while the stocks are dragging of late, the revenues and earnings of the companies held in the Fund are performing in line with, or better than, our expectations. So we have a high degree of confidence that the REIT group will be a strong second-half performer again this year.

     Thank you for your continued confidence in Heritage Income-Growth Trust. We will strive to continue to provide you with participation in the long-term growth opportunities of the stock market with reduced volatility compared to the stock market as a whole.


Sincerely,

/s/ LOU KIRSCHBAUM                       /s/ DAVID BLOUNT
------------------                       ----------------
Lou Kirschbaum                           David Blount
Senior Vice President                    Vice President
Eagle Asset Management, Inc.             Eagle Asset Management, Inc.
Portfolio Manager, Income-Growth Trust   Portfolio Manager, Income-Growth Trust

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                                         VALUE
      ------                                                      ----------
COMMON STOCKS--66.9%
-----------------------
ADVERTISING/COMMUNICATIONS--1.7%
--------------------------------
      40,000 Omnicom Group, Inc. ..............................   $1,882,500
                                                                  ----------
AUTO PARTS/EQUIPMENT--1.2%
--------------------------
      33,000 Arvin Industries, Inc. ...........................    1,350,937
                                                                  ----------
BANKING--6.5%
--------------------------
      12,000 Chase Manhattan Corporation ......................    1,618,500
      20,000 First Union Corporation* .........................    1,135,000
      14,000 Jefferson-Pilot Corporation, ACES, 7.25% .........    1,758,750
      25,000 Mellon Bank Corporation(c) .......................    1,587,500
      26,000 Norwest Corporation ..............................    1,080,625
                                                                  ----------
                                                                   7,180,375
                                                                  ----------
BUILDING--0.9%
--------------
      22,000 American Standard Companies, Inc.* ...............    1,009,250
                                                                  ----------
CONGLOMERATES/DIVERSIFIED--1.5%
-------------------------------
      37,000 Harsco Corporation ..............................     1,699,688
                                                                  ----------
ELECTRONICS/ELECTRIC--3.2%
--------------------------
      25,000 General Electric Company ........................     2,154,688
      30,000 General Signal Corporation ......................     1,402,500
                                                                  ----------
                                                                   3,557,188
                                                                  ----------
FINANCE--1.0%
---------------
      12,000 American Express Company ........................     1,101,750
                                                                  ----------
FOOD--2.6%
----------
      33,700 ConAgra, Inc. ....................................    1,082,613
      30,000 H.J. Heinz Company ...............................    1,751,250
                                                                  ----------
                                                                   2,833,863
                                                                  ----------
GRAPHIC ARTS/PRINTING--1.1%
---------------------------
      35,000 Wallace Computer Services, Inc. .................     1,211,875
                                                                  ----------
INSURANCE--2.0%
---------------
      40,000 SAFECO Corporation ...............................    2,186,250
                                                                  ----------
INVESTMENT COMPANY--1.5%
------------------------
      49,000 Security Capital Preferred Growth(e) .............    1,026,550
      50,000 Security Capital US Realty(d)* ...................      660,000
                                                                  ----------
                                                                   1,686,550
                                                                  ----------
MANUFACTURING/DISTRIBUTIONS--3.0%
---------------------------------
      21,000 Cooper Industries, Inc. ..........................    1,248,188
      83,000 Sysco Corporation ................................    2,126,875
                                                                  ----------
                                                                   3,375,063
                                                                  ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1998
                                   (UNAUDITED)
                                   (CONTINUED)
--------------------------------------------------------------------------------

                                                                           MARKET
      SHARES                                                                VALUE
      ------                                                            -------------
OFFICE EQUIPMENT--1.2%
----------------------
      20,000 Hewlett-Packard Company(c) ...............................  $ 1,267,500
                                                                         -----------
OIL & GAS--6.2%
---------------
      30,000 Ashland, Inc. ............................................    1,698,750
      22,000 British Petroleum Company, PLC, Sponsored ADR(d) .........    1,893,375
      23,000 Mobil Corporation ........................................    1,762,375
      25,000 Royal Dutch Petroleum Company, NY Shares, ADR(d) .........    1,420,313
                                                                         -----------
                                                                           6,774,813
                                                                         -----------
PHARMACEUTICAL--6.1%
--------------------
      11,000 American Home Products Corporation(c) ....................    1,049,125
      43,000 Pharmacia & Upjohn, Inc. .................................    1,881,250
      27,000 Schering-Plough Corporation ..............................    2,205,563
       9,000 Warner-Lambert Company ...................................    1,532,812
                                                                         -----------
                                                                           6,668,750
                                                                         -----------
REAL ESTATE INVESTMENT TRUST--12.1%
-----------------------------------
      50,000 Alexander Haagen Properties, Inc. ........................      837,500
      25,000 Brandywine Realty Trust ..................................      595,312
     114,000 FAC Realty Trust, Inc. ...................................    1,118,625
      93,600 Grove Property Trust .....................................      988,650
      20,000 Highwoods Properties, Inc. ...............................      706,250
      53,500 Koger Equity, Inc. .......................................    1,203,750
      20,000 Mack-Cali Realty Corporation .............................      781,250
      24,000 Nationwide Health Properties, Inc. .......................      600,000
      20,000 Parkway Properties, Inc. .................................      652,500
      17,999 Patriot American Hospitality, Inc. .......................      485,973
      40,000 Public Storage, Inc. .....................................    1,235,000
      27,500 Security Capital Industrial Trust* .......................      704,688
      19,500 Spieker Properties, Inc. .................................      804,375
      18,500 Starwood Hotels & Resorts ................................      988,593
      25,000 Sun Communities, Inc. ....................................      868,750
      22,000 The Rouse Company ........................................      693,000
                                                                         -----------
                                                                          13,264,216
                                                                         -----------
REAL ESTATE/LAND DEVELOPMENT--0.7%
----------------------------------
      25,000 Security Capital Group, Inc. Class "B" ...................      768,750
                                                                         -----------
RETAIL STORES--2.0%
-------------------
      80,000 Intimate Brands, Inc. ....................................    2,165,000
                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1998
                                   (UNAUDITED)
                                   (CONTINUED)
--------------------------------------------------------------------------------

                                                                                  MARKET
      SHARES                                                                       VALUE
      ------                                                                    -----------
TELECOMMUNICATIONS--4.0%
------------------------
      50,000 ALLTEL Corporation ..............................................  $ 2,184,375
      37,500 GTE Corporation .................................................    2,245,311
                                                                                -----------
                                                                                  4,429,686
                                                                                -----------
TOBACCO--1.7%
-------------
      45,000 Philip Morris Companies, Inc. ...................................    1,875,938
                                                                                -----------
UTILITIES-ELECTRIC--1.8%
------------------------
      30,000 FPL Group, Inc. .................................................    1,927,500
                                                                                -----------
UTILITES-GAS--3.2%
------------------
      65,000 UGI Corporation .................................................    1,836,250
      24,000 Wicor, Inc. .....................................................    1,161,000
      15,000 Williams Companies, Inc. ........................................      480,000
                                                                                -----------
                                                                                  3,477,250
                                                                                -----------
UTILITIES-WATER--1.7%
---------------------
      60,000 American Water Works Company, Inc. ..............................    1,893,750
                                                                                -----------
             Total Common Stocks (cost 57,301,651) ...........................   73,588,442
                                                                                -----------
CONVERTIBLE PREFERRED STOCKS--20.1%(A)
--------------------------------------
BROADCASTING--0.6%
------------------
      60,000 Triathlon Broadcasting Company, Series "A", 9.0% ................      660,000
                                                                                -----------
DATA PROCESSING--2.5%
---------------------
      30,000 Microsoft Corporation, Series "A", $2.196........................    2,775,000
                                                                                -----------
FOOD--1.9%
----------
      33,500 Ralston Purina Company, 7.0% ....................................    2,114,687
                                                                                -----------
FOOD SERVICING--2.0%
--------------------
      42,000 Wendy's Financing, Series "A", 5.0% .............................    2,207,625
                                                                                -----------
LEISURE/AMUSEMENT--0.9%
-----------------------
      17,000 Premier Parks, Inc., 7.5% .......................................      986,000
                                                                                -----------
MINING/DIVERSIFIED--1.4%
------------------------
      70,000 Freeport-McMoran Copper & Gold Mine, Inc., Series "A", 7.0% .....    1,596,875
                                                                                -----------
OIL & GAS--3.7%
---------------
      38,400 Lomak Petroleum, Inc., 5.75% ....................................    1,819,200
      38,500 MCN Financing III, 8.0% .........................................    2,213,750
                                                                                -----------
                                                                                  4,032,950
                                                                                -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1998
                                   (UNAUDITED)
                                   (CONTINUED)
--------------------------------------------------------------------------------

                                                                                MARKET
      SHARES                                                                    VALUE
      ------                                                                 -----------
PUBLISHING--2.5%
----------------
      17,000 Golden Books Financial Trust, 8.75% ..........................  $   937,397
      28,000 Houston Industries, Inc., 7.0% ...............................    1,814,750
                                                                             -----------
                                                                               2,752,147
                                                                             -----------
REAL ESTATE INVESTMENT TRUST--0.1%
----------------------------------
       2,000 Equity Office Properties Trust, 5.25% ........................       97,844
                                                                             -----------
RETAIL STORES--2.0%
-------------------
      35,000 Kmart Financing Corporation, 7.75% ...........................    2,196,250
                                                                             -----------
TELECOMMUNICATIONS--1.5%
------------------------
      25,000 Sprint Corporation, 8.25% ....................................    1,603,125
                                                                             -----------
UTILITIES-GAS--1.0%
-------------------
       8,200 Williams Companies, Inc., $3.50...............................    1,174,650
                                                                             -----------
             Total Convertible Preferred Stocks (cost $19,927,408).........   22,197,153
                                                                             -----------
WARRANTS--0.1%
--------------
REAL ESTATE/LAND DEVELOPMENT--0.1%
----------------------------------
       1,216 Security Capital Group, Inc., Class "B" ......................        4,028
                                                                             -----------
             Total Warrants (cost $9,576)..................................        4,028
                                                                             -----------


            PRINCIPAL                                          MATURITY     MARKET
             AMOUNT                                              DATE        VALUE
            ---------                                         ----------   ----------
CONVERTIBLE BONDS--8.5%
-----------------------
AUTO PARTS/EQUIPMENT--0.9%
--------------------------
      $250,000 Magna International, Inc., 4.875%(d) .......... 02/15/05    $  293,283
       500,000 Magna International, Inc., 5.0%(d) ............ 10/15/02       720,075
                                                                           ----------
                                                                            1,013,358
                                                                           ----------
BANKING--1.1%
--------------
     1,000,000 BankAtlantic Bancorp, Inc., 5.625% ............ 12/01/07     1,200,000
                                                                           ----------
CONGLOMERATES/DIVERSIFIED--1.3%
-------------------------------
     1,250,000 Thermo Electron Corporation, 4.25% ............ 01/01/03     1,462,112
                                                                           ----------
HOTELS/MOTELS/INNS--1.2%
------------------------
     1,500,000 CapStar Hotel Company, 4.75% .................. 10/15/04     1,376,250
                                                                           ----------
MEDICAL EQUIPMENT/SUPPLY--1.2%
------------------------------
     1,500,000 ThermoLase Corporation, 4.375% ................ 08/05/04     1,303,125
                                                                           ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1998
                                   (UNAUDITED)
                                   (CONTINUED)
--------------------------------------------------------------------------------

      PRINCIPAL                                                              MATURITY        MARKET
       AMOUNT                                                                  DATE          VALUE
      ---------                                                              --------        ------
RETAIL STORES--1.4%
-------------------
    $1,000,000 Home Depot, Inc., 3.25%....................................   10/01/01     $ 1,507,210
                                                                                          -----------
SERVICES--1.4%
--------------
       500,000 Data Processing Resources Corporation, 5.25% ..............   04/01/05         538,870
       250,000 Equity Corporation International, 4.5% ....................   12/31/04         266,430
       500,000 Personnel Group, 5.75%.....................................   07/01/04         713,125
                                                                                          -----------
                                                                                            1,518,425
                                                                                          -----------
                   Total Convertible Bonds (cost $8,417,097)..................              9,380,480
                                                                                          -----------
Total Investment Portfolio excluding repurchase agreement and covered call
 options written (cost $85,655,732)...........................................            105,170,103

REPURCHASE AGREEMENT--6.1%(a)
-----------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated
March 31, 1998 @ 5.7% to be repurchased at $6,741,067 on April 1, 1998, collateralized by $6,720,000 United States Treasury Notes, 6.25% due
August 31, 2002, (market value $6,857,550 including interest)
(cost $6,740,000).............................................................              6,740,000
                                                                                          -----------
TOTAL INVESTMENT PORTFOLIO EXCLUDING COVERED CALL OPTIONS WRITTEN
 (COST $92,395,732)(b), 101.7%(a).............................................            111,910,103

           SHARES
           ------
COVERED CALL OPTIONS WRITTEN--(0.1%)(a)*
----------------------------------------
         6,000 Mellon Bank Corporation, June 1998 @ 65 .......................                (21,000)
         5,000 Hewlett-Packard Company, May 1998 @ 65 ........................                (11,875)
         4,000 American Home Products Corporation, April 1998 @ 75 ...........                (83,500)
                                                                                          ------------
TOTAL COVERED CALL OPTIONS WRITTEN (premium received $66,648)(b)(0.1%)(a).....               (116,375)
OTHER ASSETS AND LIABILITIES, NET, (1.6%)(a)..................................             (1,785,762)
                                                                                          ------------
NET ASSETS, 100.0%............................................................            $110,007,966
-----------------                                                                         ============

------------
 *  Non-income producing security.
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $19,464,644 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $19,977,638 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $512,994.
(c) A portion of these shares were held by the custodian in connection with covered call options written.
(d) Foreign security, denominated in US dollars.
(e) Private placement securities are fair valued according to procedures adopted by the Board of Trustees.

ACES--Adjustable Convertible Extendable Securities
ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1998
                                   (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
------

Investments, at market value (identified cost $85,655,732) (Note 1)......................                $105,170,103
Repurchase agreement (identified cost $6,740,000) (Note 1)...............................                   6,740,000
Cash ....................................................................................                       3,731
Receivables:
 Fund shares sold .......................................................................                     645,591
 Dividends and interest .................................................................                     323,673
Deferred state qualification expenses (Note 1) ..........................................                      29,427
                                                                                                         ------------
     Total assets .......................................................................                 112,912,525

LIABILITIES
-----------

Payables (Note 4):
 Investments purchased ..................................................................  $2,527,498
 Fund shares redeemed ...................................................................      92,657
 Accrued management fee .................................................................      67,274
 Accrued distribution fee ...............................................................      43,773
 Other accrued expenses .................................................................      56,982
Covered call options written, at market value (premiums received $66,648) (Notes 1 and 3)     116,375
                                                                                           ----------
     Total liabilities ..................................................................                   2,904,559
                                                                                                         ------------
Net assets, at market value .............................................................                $110,007,966
                                                                                                         ============
NET ASSETS
----------
Net assets consist of:
 Paid-in capital (Note 1) ...............................................................                $ 84,376,630
 Undistributed net investment income (Note 1) ...........................................                     401,002
 Accumulated net realized gain on investments and covered call options written (Note 1) .                   5,765,690
 Net unrealized appreciation on investments and covered call options written ............                  19,464,644
                                                                                                         ------------
Net assets, at market value .............................................................                $110,007,966
                                                                                                         ============
CLASS A SHARES
--------------
Net asset value and redemption price per share ($75,331,408 divided by 4,445,959 shares of
 beneficial interest outstanding, no par value) (Notes 1 and 2) ..........................                    $ 16.94
                                                                                                              =======
Maximum offering price per share (100/95.25 of $16.94)....................................                    $ 17.78
                                                                                                              =======
CLASS B SHARES
--------------
Net asset value, offering price and redemption price per share ($1,544,748 divided by
 92,163 shares of beneficial interest outstanding, no par value) (Notes 1 and 2) .........                    $ 16.76
                                                                                                              =======
CLASS C SHARES
--------------
Net asset value, offering price and redemption price per share ($33,131,810 divided by
1,976,720 shares of beneficial interest outstanding, no par value) (Notes 1 and 2) .......                    $ 16.76
                                                                                                              =======

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                             STATEMENT OF OPERATIONS
                  FOR THE SIX MONTH PERIOD ENDED MARCH 31, 1998
                                   (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------
Income:
 Dividends ...............................................................................                  $ 1,301,196
 Interest ................................................................................                      309,942
                                                                                                            -----------
     Total income ........................................................................                    1,611,138
Expenses (Notes 1 and 4):
 Management fee ..........................................................................    $351,819
 Distribution fee (Class A Shares) .......................................................      84,620
 Distribution fee (Class B Shares) .......................................................       1,615
 Distribution fee (Class C Shares) .......................................................     130,370
 Custodian/Fund accounting fees ..........................................................      35,617
 Professional fees .......................................................................      34,234
 Shareholder servicing fees ..............................................................      27,014
 State qualification expenses ............................................................      12,686
 Reports to shareholders .................................................................       9,663
 Federal registration fees ...............................................................       6,298
 Trustees' fees and expenses .............................................................       3,701
 Insurance expense .......................................................................       2,774
 Other ...................................................................................         452
                                                                                              --------
  Total expenses .........................................................................                      700,863
                                                                                                            -----------
Net investment income ....................................................................                      910,275
                                                                                                            -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------
Net realized gain from investment transactions ...........................................                    6,653,867
Net realized gain from covered call options written (Note 1) .............................                      138,489
Net increase in unrealized appreciation of investments during the period .................                    2,985,842
Net increase in unrealized appreciation of covered call options written during the period                        60,586
                                                                                                            -----------
  Net gain on investments ................................................................                    9,838,784
                                                                                                            -----------
  Net increase in net assets resulting from operations ...................................                  $10,749,059
                                                                                                            ===========

--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  FOR THE SIX MONTH
                                                                                     PERIOD ENDED            FOR THE
                                                                                    MARCH 31, 1998          YEAR ENDED
                                                                                      (UNAUDITED)       SEPTEMBER 30, 1997
                                                                                  ------------------    ------------------
Increase (decrease) in net assets:
Operations:
 Net investment income ........................................................      $    910,275         $  1,615,704
 Net realized gain from investment transactions ...............................         6,653,867            7,603,240
 Net realized gain (loss) from covered call options written ...................           138,489             (947,361)
 Net increase in unrealized appreciation of investments and covered
  call options written during the period ......................................         3,046,428            8,804,490
                                                                                     ------------         ------------
 Net increase in net assets resulting from operations .........................        10,749,059           17,076,073
Dividends and distributions to shareholders from:
 Net investment income, Class A Shares ($.15 and $.38 per share, respectively..          (609,577)          (1,268,815)
 Net investment income, Class C Shares ($.10 and $.30 per share, respectively).          (136,391)            (209,504)
 Net realized gains, Class A Shares, ($1.33 and $1.49 per share, respectively).        (5,225,121)          (4,547,678)
 Net realized gains, Class C Shares, ($1.33 and $1.49 per share, respectively).        (1,955,616)            (698,646)
Increase in net assets from Fund share transactions (Note 2) ..................        22,054,313           25,878,134
                                                                                     ------------         ------------
Increase in net assets ........................................................        24,876,667           36,229,564
Net assets, beginning of period ...............................................        85,131,299           48,901,735
                                                                                     ------------         ------------
Net assets, end of period (including undistributed net investment income of
 $401,002 and $236,695, respectively)..........................................      $110,007,966         $ 85,131,299
                                                                                     ============         ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                           CLASS A SHARES
                            ---------------------------------------------------------------------------
                                 FOR THE
                                SIX MONTH
                                 PERIOD
                                  ENDED                          FOR THE YEARS ENDED
                                MARCH 31,                           SEPTEMBER 30,
                                  1998*      ----------------------------------------------------------
                               (UNAUDITED)       1997        1996        1995        1994        1993
                             -------------   ---------    --------    --------    --------    --------
Net asset value,
 beginning of period ......    $   16.65      $  14.67    $  12.56    $  11.33    $  12.28    $  10.81
                               ---------      --------    --------    --------    --------    --------
Income from Investment
 Operations:
 Net investment
  Income ..................         0.17          0.40        0.36        0.27        0.30        0.39
 Net realized and
  unrealized gain
  (loss) on
  investments .............         1.60          3.45        2.35        1.79      ( 0.09)       1.44
                               ---------      --------    --------    --------    --------    --------
 Total from Investment
  Operations ..............         1.77          3.85        2.71        2.06        0.21        1.83
                               ---------      --------    --------    --------    --------    --------
Less Distributions:
 Dividends from net
  investment income .......       ( 0.15)       ( 0.38)     ( 0.35)     ( 0.34)     ( 0.24)     ( 0.36)
 Distributions from net
  realized gain on
  investments .............       ( 1.33)       ( 1.49)     ( 0.25)     ( 0.49)     ( 0.92)         --
                               ---------      --------    --------    --------    --------    --------
 Total Distributions ......       ( 1.48)       ( 1.87)     ( 0.60)     ( 0.83)     ( 1.16)     ( 0.36)
                               ---------      --------    --------    --------    --------    --------
Net asset value, end
 of period ................    $   16.94      $  16.65    $  14.67    $  12.56    $  11.33    $  12.28
                               =========      ========    ========    ========    ========    ========
Total Return(%)(d) ........        11.53 (c)     29.45       22.26       19.57        1.80       16.44
Ratios (%)/
 Supplemental Data:
 Operating expenses to
  average daily net
  assets(a) ...............         1.28 (b)      1.34        1.51        1.64        1.64        1.72
 Net investment
  income to average
  daily net assets ........         2.14 (b)      2.65        2.66        4.63        2.62        2.67
 Portfolio turnover
  rate ....................           36 (c)        75          75          42          99         130
 Net assets, end of
  period ($ millions)......           75            65          43          34          33          34



                                CLASS B SHARES                         CLASS C SHARES
                            --------------------  ---------------------------------------------------------
                                                       FOR THE
                                   FOR THE            SIX MONTH
                                    PERIOD             PERIOD
                                    ENDED               ENDED                FOR THE YEARS ENDED
                                  MARCH 31,           MARCH 31,                 SEPTEMBER 30,
                             1998/double dagger/*       1998*      --------------------------------------
                                 (UNAUDITED)         (UNAUDITED)       1997        1996      1995/dagger/
                            --------------------    ------------    --------    --------    -------------
Net asset value,
 beginning of period ......      $   15.62           $   16.49      $  14.57    $  12.51      $   11.21
                                 ---------           ---------      --------    --------      ---------
Income from Investment
 Operations:
 Net investment
  Income ..................           0.06                0.11          0.28        0.26           0.18
 Net realized and
  unrealized gain
  (loss) on
  investments .............           1.08                1.59          3.43        2.34           1.28
                                 ---------           ---------      --------    --------      ---------
 Total from Investment
  Operations ..............           1.14                1.70          3.71        2.60           1.46
                                 ---------           ---------      --------    --------      ---------
Less Distributions:
 Dividends from net
  investment income .......             --              ( 0.10)       ( 0.30)     ( 0.29)        ( 0.16)
 Distributions from net
  realized gain on
  investments .............             --              ( 1.33)       ( 1.49)     ( 0.25)            --
                                 ---------           ---------      --------    --------      ---------
 Total Distributions ......             --              ( 1.43)       ( 1.79)     ( 0.54)        ( 0.16)
                                 ---------           ---------      --------    --------      ---------
Net asset value, end
 of period ................      $   16.76           $   16.76      $  16.49    $  14.57      $   12.51
                                 =========           =========      ========    ========      =========
Total Return(%)(d) ........           7.30 (c)           11.14 (c)     28.49       21.37          13.18 (c)
Ratios (%)/
 Supplemental Data:
 Operating expenses to
  average daily net
  assets(a) ...............           2.10 (b)            2.03 (b)      2.07        2.13           2.40 (b)
 Net investment
  income to average
  daily net assets ........           1.79 (b)            1.42 (b)      1.87        2.05           4.61 (b)
 Portfolio turnover
  rate ....................             36 (c)              36 (c)        75          75             42
 Net assets, end of
  period ($ millions)......              2                  33            21           6           0.2

----------------
 * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the year since use of the undistributed income method does not correspond with results of operations.
 /dagger/ For the period April 3, 1995 (commencement of Class C Shares) to
          August 31, 1995.
 /double dagger/ For the period January 2, 1998 (commencement of Class B
                 Shares) to March 31, 1998.
(a) The year 1993 includes previously waived management fees paid to the Manager of less than $.01 per share.
(b) Annualized.
(c) Not annualized.
(d) Does not reflect the imposition of a sales charge.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------
Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Income-Growth Trust
        (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is long-term total return by seeking, with approximately equal emphasis, current income and capital appreciation. The Fund currently issues Class A, Class B and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class B Shares, which were offered to shareholders beginning January 2, 1998 are sold subject to a 5% maximum contingent deferred sales load (based on the lower of purchase price or redemption price), declining over a six year period. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemption made in less than one year of purchase. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        SECURITY VALUATION: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the last bid and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believe would reflect fair market value. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.

        REPURCHASE AGREEMENTS: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

        FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        DISTRIBUTION OF INCOME AND GAINS: Distributions of net investment income are made quarterly. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        EXPENSES: The Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are all allocated proportionately among the funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

        STATE QUALIFICATION EXPENSES: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        OPTION ACCOUNTING PRINCIPLES: When the Fund writes a covered call option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a written option is the last offering price on the principal exchange on which such option is traded. The Fund receives a premium on the sale of an option, but gives up the opportunity to profit from any increase in stock value above the exercise price of the option. If an option that the Fund has written either expires on its stipulated expiration date, or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option that the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.

        CAPITAL ACCOUNTS: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        OTHER: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All original issue discounts are accredited for both tax and financial reporting purposes.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)
                                   (CONTINUED)
--------------------------------------------------------------------------------
Note 2: FUND SHARES. At March 31, 1998, there was an unlimited number of shares of beneficial interest of no par value authorized.


        Transactions in Class A and C Shares of the Fund during the six month period ended March 31, 1998 and Class B Shares from January 2, 1998 (commencement of Class B Shares) to March 31, 1998, were as follows:

                                                       A SHARES                    B SHARES                    C SHARES
       FOR THE PERIOD ENDED MARCH 31, 1998   ----------------------------- ------------------------- ----------------------------
       (UNAUDITED)                              SHARES         AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
                                              ----------    ------------    ---------   ----------    ----------    ------------
       Shares sold ....................         497,709    $  8,085,192     101,611    $1,638,612       725,502    $ 11,673,550
       Shares issued on reinvestment of
        distributions ................          350,713       5,436,826          --            --       133,776       2,051,758
       Shares redeemed ................        (282,988)     (4,638,895)     (9,448)     (155,954)     (125,784)     (2,036,776)
                                               --------    ------------     -------    ----------      --------    ------------
       Net increase ...................         565,434    $  8,883,123      92,163    $1,482,658       733,494    $ 11,688,532
                                                           ============                ==========                  ============
       Shares outstanding:
        Beginning of period ...........       3,880,525                          --                   1,243,226
                                              ---------                     -------                   ---------
        End of period .................       4,445,959                      92,163                   1,976,720
                                              =========                     =======                   =========

       Transactions in Class A and C Shares of the Fund during the year ended September 30, 1997, were as follows:

                                                      A SHARES                            C SHARES
                                              ---------------------------       ----------------------------
                                                 SHARES        AMOUNT              SHARES          AMOUNT
       FOR THE YEAR ENDED SEPTEMBER 30, 1997  -----------    ------------       -----------    -------------
        Shares sold ......................      1,014,926    $ 15,151,346           930,775    $ 13,719,015
        Shares issued on reinvestment of
         distributions ...................        407,737       5,534,395            63,094         854,415
        Shares redeemed ..................       (477,470)     (7,113,898)         (151,538)     (2,267,139)
                                                ---------    ------------          --------    ------------
        Net increase .....................        945,193    $ 13,571,843           842,331    $ 12,306,291
                                                             ============                      ============
        Shares outstanding:
         Beginning of year ...............      2,935,332                          400,895
                                                ---------                         --------
         End of year .....................      3,880,525                        1,243,226
                                                =========                        =========

Note 3: PURCHASES AND SALES OF SECURITIES. For the six month period ended March 31, 1998, purchases and sales of investment securities (excluding repurchase agreements) aggregated $46,300,276 and $31,755,161, respectively. Agency brokerage commissions for the same period aggregated $88,224 of which $9,280 was paid to Raymond James & Associates, Inc.

        Transactions in covered call options written on equity securities were as follows:

                                                NUMBER OF       PREMIUMS
                                                CONTRACTS       RECEIVED
                                               ----------     ----------
    Outstanding September 30, 1997 .........         915      $  467,249
     Written ...............................       1,610         636,409
     Closed.................................      (1,380)       (646,428)
     Exercised .............................        (880)       (315,790)
     Expired ...............................        (145)        (74,792)
     Corporate Actions .....................          30              --
                                                  ------      ----------
    Outstanding March 31, 1998 .............         150      $   66,648
                                                  ======      ==========

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING
        AGENT AND TRUSTEES FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets, and 0.60% of any excess over $100,000,000 of such net assets, computed daily and payable monthly. Pursuant to the Prospectus dated January 2, 1998, the Manager voluntarily agreed to waive its fees and, if necessary, reimburse the Fund to the extent that Class A annual operating expenses exceed 1.35% of the Class A Share average daily net assets and to the extent that the Class B and Class C annual operating expenses each exceed 2.10% of that classes' average daily net assets for the fiscal year ending September 30, 1998. Under these agreements, no fees were waived and no expenses were reimbursed for the period ended March 31, 1998.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                   (CONTINUED)
--------------------------------------------------------------------------------

        The Manager has entered into an agreement with Eagle Asset Management, Inc. (the "Subadviser") for the Subadviser to provide to the Fund investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the Fund to the Manager without regard to any reduction due to the imposition of expense limitations. For the six month period ended March 31, 1998 the Subadviser earned $175,909 for Subadviser fees, which was paid by the Manager.

        The Manager also is the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of March 31, 1998 was $13,800. In addition, the Manager performs Fund accounting services and charged $22,265 during the current period of which $9,600 was payable as of March 31, 1998.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $192,381 in front-end sales charges for Class A Shares, $7,637 in contingent deferred sales charges for Class B Shares and $7,393 in contingent deferred sales charges for Class C Shares for the six month period ended March 31, 1998. The Distributor paid commissions to salespersons and from these fees incurred other distribution costs.

        Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee equal to .25% of the average daily net assets for Class A Shares. The Class B and C Shares Distribution Plan provides for payments at an annual rate of up to 1.00% of average daily net assets for Class B and Class C Shares, respectively. Such fees are accrued daily and payable monthly. B Shares will convert to A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Fund also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income Trust, Heritiage Series Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager of the Trust (collectively called the Heritage mutual funds). Each Trustee of the Heritage mutual funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage mutual funds attended. Trustees' fees and expenses are shared equally by each of the Heritage mutual funds.

Note 5: FEDERAL INCOME TAXES. For the year ended September 30, 1997, to reflect reclassifications arising from permanent book/tax differences primarily attributable to market discount and distributions from Real Estate Investment Trust, the Fund charged undistributed net investment income $154,298, and credited paid in capital $132,986 and accumulated net realized gain $21,312.